Business Acquisition and Deconsolidation of Newave - Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended			12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013 Student base [Member]	May 31, 2013 License [Member]	May 31, 2013 Newave [Member]	May 31, 2013 Newave [Member] Courseware [Member]	May 31, 2013 Newave [Member] Student base [Member]	May 31, 2013 Newave [Member] License [Member]	May 31, 2013 Newave [Member] Trademark [Member]
Business Acquisition [Line Items]
Cash					$ 72
Other current assets					448
Property and equipment					525
Intangible assets
Intangible assets						9	2,897	7	1,430
Goodwill	3,760	1,798			5,537
Deferred revenue					(2,595)
Other current liabilities					(1,209)
Deferred tax liabilities					(1,086)
Total					$ 6,035
Amortization period									Indefinite
Amortization period			1 year 9 months	20 years		1 year	5 years	3 years